Summary of significant accounting policies (Details) - Schedule of Revenue from External Customers by Products or Services - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Revenue from External Customer [Line Items]
Revenues	$ 476,311	$ 420,550	$ 620,783	$ 676,323	$ 1,315,660	$ 823,147
Revenues, Percentage					100.00%	100.00%
Solar PV Residental and Commercial Sales [Member]
Revenue from External Customer [Line Items]
Revenues					$ 1,160,296	$ 471,585
Revenues, Percentage					88.00%	57.00%
Solar Thermal Residential - Commercial [Member]
Revenue from External Customer [Line Items]
Revenues					$ 11,112	$ 92,611
Revenues, Percentage					1.00%	11.00%
ABCO LED & Energy Efficient Lighting [Member]
Revenue from External Customer [Line Items]
Revenues					$ 143,783	$ 256,435
Revenues, Percentage					11.00%	31.00%
Interest Income [Member]
Revenue from External Customer [Line Items]
Revenues					$ 469	$ 2,516
Revenues, Percentage					0.00%	1.00%